Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) / income	$ (28,916,568)	$ 13,469,207
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	23,693,915	23,918,364
Amortization of deferred drydock expenditures	3,884,365	4,485,885
Share-based compensation	1,823,123	2,437,422
Amortization of deferred finance fees	1,797,865	1,301,183
Unrealized (gains) / losses on derivatives	(54,655)	88,003
Foreign exchange	(60,011)	39,538
Deferred drydock expenditures	(4,948,073)	(4,535,473)
Changes in operating assets and liabilities:
Receivables	(714,913)	10,358,259
Prepaid expenses and other assets	522,022	323,816
Advances and deposits	(1,262,385)	1,232,291
Inventories	6,310	1,237,496
Accounts payable	(150,015)	(936,126)
Accrued expenses and other liabilities	812,594	(6,422,257)
Deferred revenue	1,364,185	0
Accrued interest on debt and finance leases	(104,187)	(81,654)
Net cash provided by operating activities	(2,306,428)	46,915,954
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	9,895,000	0
Payments for acquisition of vessels and vessel equipment	(1,985,816)	(17,664,815)
Advances for Ballast water treatment systems	(157,879)	(2,248,826)
Payments for other non-current assets	(80,308)	(121,425)
Payments for equity investments	(5,112,593)	0
Net cash provided by / (used in) investing activities	2,558,404	(20,035,066)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	0	7,801,248
Repayments of long-term debt	(60,254,615)	(12,579,795)
Proceeds from finance leases	49,000,000	0
Repayments of finance leases	(14,691,204)	(13,948,978)
Payments for deferred finance fees	(980,000)	0
Payment of dividend	0	(1,659,308)
Issuance of preferred stock	23,041,348	0
Payment of preferred dividends	(256,184)	0
Net cash (used in) / provided by financing activities	(4,140,655)	(20,386,833)
Net (decrease) / increase in cash and cash equivalents	(3,888,679)	6,494,055
Cash and cash equivalents at the beginning of the year	58,365,330	51,723,107
Cash and cash equivalents at the end of the period	54,476,651	58,217,162
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	3,508,500	5,175,528
Cash paid during the period for interest in respect of finance leases	6,951,902	7,821,747
Cash paid during the period for operating lease liabilities	345,096	367,210
Cash paid during the period for income taxes	112,722	75,480
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock	5,320,000	0
Non-cash financing activity: Accrued preference dividends	$ 617,123	$ 0